                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21651
                 ----------------------------------------------

                              THE DRAKE FUNDS TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          660 MADISON AVENUE 16TH FLOOR
                            NEW YORK, NEW YORK 10021
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

                    (Name and Address of Agent for Service)

                               STEVEN J. LUTTRELL
                         660 MADISON AVENUE 16TH FLOOR
                            NEW YORK, NEW YORK 10021

       Registrant's telephone number, including area code: (212) 756-1200


Date of fiscal year end:  October 31, 2005

Date of reporting period:  July 31, 2005


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden the the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.           SCHEDULE OF INVESTMENTS.


                                                                                                             DRAKE TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SCHEDULE OF INVESTMENTS
                                                                                                               7/31/2005 (UNAUDITED)

                                                                                              PRINCIPAL                    MARKET
                                                                                               AMOUNT                    VALUE (a)
                                                                                             -----------                ------------
ASSET-BACKED SECURITIES - 81.94%
AUTOMOBILES - 7.90%
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A3,
   2.72%, 4/12/2007                                                                          $    37,037                $    37,032
Bay View Auto Trust, Series 2002-LJ1, Class A3, 2.92%, 12/25/2007                                  8,671                      8,647
CPS Auto Trust, Series 2005-A, Class A2, 4.78%, 10/15/2011                                       249,799                    252,766
Carmax Auto Owner Trust, Series 2004-1, Class D, 3.52%, 11/15/2010                               231,785                    228,544
Household Automotive Trust:
   Series 2001-1, Class A4, 5.57%, 11/19/2007                                                    170,879                    170,985
   Series 2001-3, Class A4, 4.37%, 12/17/2008                                                    173,620                    173,918
Hyundai Auto Receivables Trust, Series 2003-A, Class A2, 1.56%,                                    1,216                      1,215
   9/15/2006
M&I Auto Loan Trust, Series 2002-1, Class A3, 2.49%, 10/22/2007                                   12,925                     12,917
Triad Auto Receivables Owner Trust, Series 2004-A, Class A2, 1.40%,                              133,558                    133,099
   9/12/2007
Union Acceptance Corp., Series 2002-A, Class A4, 4.59%, 7/8/2008                                  58,249                     58,449
WFS Financial Owner Trust, Series 2002-2, Class A4, 4.50%, 2/20/2010                             579,768                    581,308
                                                                                                                        ------------
                                                                                                                          1,658,880
                                                                                                                        ------------
CREDIT CARDS - 28.83%
American Express Credit Account Master Trust, Series 2001-5, Class B,
   3.84%, 11/15/2010 +                                                                           600,000                    603,750
Bank One Issuance Trust:
   Series 2003-C1, Class C1, 4.54%, 9/15/2010                                                    182,000                    181,062
   Series 2003-C2, Class C2, 4.53%, 12/15/2010 +                                                 350,000                    356,672
   Series 2003-C4, Class C4, 4.42%, 2/15/2011 +                                                  194,000                    197,304
Chase Credit Card Master Trust:
   Series 2002-6, Class B, 3.74, 1/15/2008                                                       270,000                    270,085
   Series 2004-1, Class C, 3.86%, 5/15/2009 +                                                    500,000                    500,547
   Series 2003-6, Class C, 4.19%, 2/15/2011 +                                                    150,000                    151,805
Citibank Credit Card Issuance Trust:
   Series 2000-C1, Class C1, 7.45%, 9/15/2007                                                    645,000                    647,419
   Series 2002-C3, Class C3, 4.55%, 12/15/2009 +                                                 240,000                    243,937
Discover Card Master Trust I, Series 2001-1, Class B, 3.94%, 7/15/2010 +                         526,000                    530,438
Fleet Credit Card Master Trust II, Series 2001-A, Class B, 3.84%,
   8/15/2008 +                                                                                   500,000                    500,703
GE Capital Credit Card Master Note Trust, Series 2004-1, Class C,
   3.94%, 6/15/2010 +                                                                            600,000                    601,594
Household Affinity Credit Card Master Note Trust I, Series 2003-1,
   Class C, 4.84%, 2/15/2010 +                                                                   650,000                    666,555
MBNA Credit Card Master Note Trust:
   Series 2003-C1, Class C1, 5.09%, 6/15/2012 +                                                  125,000                    132,101
   Series 2001-C3, Class C3, 6.55%, 12/15/2008                                                   140,000                    142,691
   Series 2002-C5, Class C5, 4.05%, 1/15/2008                                                    280,000                    280,000
   Series 2003-C3, Class C3, 4.74%, 10/15/2010 +                                                  50,000                     50,398
                                                                                                                        ------------
                                                                                                                          6,057,061
                                                                                                                        ------------




                                                                                                             DRAKE TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                                               7/31/2005 (UNAUDITED)

                                                                                              PRINCIPAL                    MARKET
                                                                                               AMOUNT                    VALUE (a)
                                                                                             -----------                ------------
EQUIPMENT LEASING - 2.09%
IKON Receivables Funding LLC, Series 2003-1, Class A3A, 3.63%,
   12/17/2007 +                                                                              $   439,138                $   439,206
                                                                                                                        ------------
FINANCE - 0.30%
Green Tree Financial Corporation, Series 1994-1, Class A5, 7.65%,
   4/15/2019                                                                                      61,329                     63,931
                                                                                                                        ------------
HOME EQUITY - 39.12%
ABFS Mortgage Loan Trust, Series 2000-2, Class A2, 3.72%, 9/15/2031 +                            169,897                    169,994
Advanta Mortgage Loan Trust, Series 1999-3, Class A7, 3.86%,
   8/25/2029 +                                                                                   363,242                    363,866
Ameriquest Mortgage Securities Inc., 2001-1, Class A, 3.75%,
   6/25/2031 +                                                                                   205,719                    205,815
Asset Backed Funding Corp., Series 2004-OPT3, Class A3, 3.65%,
   2/25/2030 +                                                                                   436,395                    436,532
Asset Backed Securities Corp., Series 2003-HE1, Class A2, 3.89%,
   1/15/2033 +                                                                                   176,839                    176,922
Contimortgage Home Equity Loan Trust PAC, Series 1997-5, Class A8,
   3.69%, 3/15/2024 +                                                                            568,383                    568,471
Credit Suisse First Boston Mortgage, Series 2001-HE8, Class A1,
   6.49%, 2/25/2031                                                                              606,377                    609,409
Delta Funding Home Equity Loan Trust, Series 1997-1, Class A6, 7.21%,
   4/25/2029                                                                                     149,839                    149,862
EQCC Home Equity Loan Trust, Series 1999-2, Class A-4F, 6.75%,
   8/25/2027                                                                                     255,857                    257,621
Equivantage Home Equity Loan Trust, Series 1997-2, Class A4, 7.50%,
   7/25/2028                                                                                      75,119                     74,948
FHLMC Structured Pass Through Securities, Series T-13, Class A7,
   6.085%, 9/25/2029                                                                             457,211                    462,212
FNMA PAC, Series 1994-51, Class PJ, 6.50%, 9/25/2023                                             637,037                    643,542
GE Capital Mortgage Services, Series 1998-HE2, Class A7,
   6.22%, 9/25/2028                                                                              173,224                    173,197
Greenpoint Home Equity Loan Trust, Series 2003-1, Class A, 3.66%,
   4/15/2029 +                                                                                   208,039                    208,397
Household Mortgage Loan Trust:
   Series 2003-HC1, Class M, 4.08%, 2/21/2033 +                                                  462,889                    464,346
   Series 2003-HC2, Class A2, 3.76%, 6/20/033 +                                                  328,774                    329,245
Household Private Label Credit Card Master Note Trust, Series 2002-3,
   Class B, 4.64%, 9/15/2009 +                                                                   150,000                    150,422
IMC Home Equity Loan Trust, Series 1995-3, Class A5, 7.50%,
   4/25/2026                                                                                     342,245                    345,989
Morgan Stanley Dean Witter Capital I, Series 2003-NC2, Class A2,
   3.82%, 2/25/2033 +                                                                             68,305                     68,327
Option One Mortgage Loan Trust, Series 2003-1, Class A2, 3.88%,
   2/25/2033 +                                                                                    81,214                     81,465
PMAC, Series 2000-HE1, Class A5, 8.32%, 2/25/2030                                                386,450                    395,387




                                                                                                             DRAKE TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                                               7/31/2005 (UNAUDITED)

                                                                                              PRINCIPAL                    MARKET
                                                                                               AMOUNT                    VALUE (a)
                                                                                             -----------                ------------
Provident Bank Home Equity Loan Trust:
   Series 2000-1, Class A2, 3.72%, 3/25/2030 +                                               $   403,937                $   404,433
   Series 1999-2, Class A3, 3.72%, 7/25/2030 +                                                   500,610                    500,610
Salomon Brothers Mortgage Securities VII, Series 1998-NC3, Class A5,
   6.93%, 8/25/2028                                                                              190,950                    195,068
Saxon Asset Securities Trust, Series 2002-2, Class AV, 3.72%, 8/25/2032 +                         20,232                     20,146
Structured Asset Securities Corp., Series 1998-8, Class A3, 3.98%,
   8/28/2028                                                                                     613,154                    613,300
Structured Asset Investment Loan Trust, Series 2004-1, Class A2, 3.66%,
   2/25/2034 +                                                                                   147,746                    147,769
                                                                                                                        ------------
                                                                                                                          8,217,295
                                                                                                                        ------------
MANUFACTURED HOUSING - 1.57%
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A2, 4.77%,
   10/7/2018                                                                                     329,812                    330,186
                                                                                                                        ------------
RESIDENTIAL PROPERTIES - 2.13%
First Franklin Mortgage Loan Trust, Series 2005-FF1, Class A2A,
   3.58%, 12/25/2034 +                                                                           226,179                    226,143
Residential Asset Mortgage Products, Inc., Series 2004-RS4, Class AI2,
   3.247%, 9/25/2025                                                                             223,003                    221,295
                                                                                                                        ------------
                                                                                                                            447,438
                                                                                                                        ------------
TOTAL ASSET-BACKED SECURITIES - (COST $17,273,599)                                                                       17,213,997
                                                                                                                        ------------
CORPORATE BONDS & NOTES - 14.60%
AUTOMOTIVE - 1.23%
Navistar International Corp., Series B, 9.375%, 6/1/2006                                         250,000                    259,375
                                                                                                                        ------------
BUILDING & CONSTRUCTION - 2.28%
Schuler Homes, Inc., 10.50%, 7/15/2011                                                           200,000                    220,500
Technical Olympic USA Inc., 9.00%, 7/01/2010                                                     250,000                    258,750
                                                                                                                        ------------
                                                                                                                            479,250
                                                                                                                        ------------
CHEMICALS - 1.31%
Airgas, Inc., 9.125%, 10/1/2011                                                                  200,000                    217,500
Lyondell Chemical Co., Series B, 9.875%, 5/1/2007                                                 55,000                     56,788
                                                                                                                        ------------
                                                                                                                            274,288
                                                                                                                        ------------
ELECTRONICS/ELECTRONIC EQUIPMENT - 1.23%
Solectron Corp., 7.97%, 11/15/2006                                                               250,000                    258,750
                                                                                                                        ------------
ENTERTAINMENT/LEISURE - 1.29%
MGM Mirage, Inc., 9.75%, 6/1/2007                                                                250,000                    270,937
                                                                                                                        ------------
OIL & GAS - 1.05%
The Premcor Refining Group, Inc., 9.25%, 2/1/2010                                                200,000                    221,000
                                                                                                                        ------------
REAL ESTATE INVESTMENT TRUST - 3.79%
Host Marriott LP, Series I, 9.50%, 1/15/2007                                                     750,000                    795,938
                                                                                                                        ------------
TELECOMMUNICATIONS - 1.28%
Nextel Communications, Inc., 6.875%, 10/31/2013                                                  250,000                    268,438
                                                                                                                        ------------
UTILITIES - 1.14%
Allegheny Energy, Inc., 7.75%, 8/1/2005                                                          240,000                    240,000
                                                                                                                        ------------
TOTAL CORPORATE BONDS & NOTES - (COST $3,082,006)                                                                         3,067,976
                                                                                                                        ------------



                                                                                                             DRAKE TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                                               7/31/2005 (UNAUDITED)

                                                                                              PRINCIPAL                    MARKET
                                                                                               AMOUNT                    VALUE (a)
                                                                                             -----------                ------------
MORTGAGE-BACKED SECURITIES - 34.43%
Freddie Mac, 5.50%, August 2005 15 Year TBA /\                                               $ 2,000,000                $ 2,039,688
Fannie Mae, 6.00%, August 2005 30 Year TBA /\                                                  3,300,000                  3,370,640
Ginnie Mae, 5.50%, August 2005 30 Year TBA /\                                                  1,800,000                  1,822,078
                                                                                                                        ------------
TOTAL MORTGAGE-BACKED SECURITIES - (COST $7,261,406)                                                                      7,232,406
                                                                                                                        ------------
FOREIGN BONDS & NOTES - 1.33%
NETHERLANDS - 0.96%
MEDIA - 0.96%
Yell Finance B.V. (Netherlands), 13.50%, #, 8/1/2011                                             200,000                    202,000
                                                                                                                        ------------
NORWAY - 0.37%
OIL & GAS - 0.37%
Petroleum Geo Services (Norway), 8.00%, 11/5/2006                                                 75,000                     76,688
                                                                                                                        ------------
TOTAL FOREIGN BONDS & NOTES - (COST $272,980)                                                                               278,688
                                                                                                                        ------------
SECURITY SOLD, NOT YET PURCHASED - (9.50)%
U.S. Treasury Note, 4.25%, 8/15/2014 (Proceeds $1,988,120)                                    (2,000,000)                (1,995,704)
                                                                                                                        ------------
SHORT-TERM INVESTMENTS - 16.89%
Morgan Stanley Repurchase Agreement, 3.10% dated 7/29/05, to be repurchased at
   $2,045,880 on 8/2/05, collateralized by $2,000,000
   U.S. Treasury Notes, 4.25%, 8/15/14 (value $2,081,179) (b)(c)                               2,045,000                  2,045,000
State Street Euro Dollar Time Deposit, 2.6%, 8/1/2005                                          1,503,000                  1,503,000
                                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS - (COST $3,548,000)                                                                          3,548,000
                                                                                                                        ------------
TOTAL INVESTMENTS - 139.69% - (COST $29,449,871) (d),*                                                                   29,345,363
OTHER ASSETS AND LIABILITIES (NET) - (39.69%)                                                                            (8,337,120)
                                                                                                                        ------------
NET ASSETS - 100.00%                                                                                                    $21,008,243
                                                                                                                        ============


                                                                                                             DRAKE TOTAL RETURN FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                                               7/31/2005 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF JULY 31, 2005:
                                                                                                                        Unrealized
                                                                                              Notional                 Appreciation
                        Description                                                             Value                 (Depreciation)
                        -----------                                                          -----------              --------------
                Receive fixed rate equal to 4.975% and
                pay floating rate based on 3-month LIBOR.                                    $ 1,000,000              $      19,275
                Broker: Morgan Stanley
                Exp. 9/7/2019

                Receive fixed rate equal to 4.550% and
                pay floating rate based on 3-month LIBOR.
                Broker: Morgan Stanley
                Exp. 9/7/2014                                                                  1,000,000                     (4,775)


OPEN LONG FUTURES CONTRACTS AS OF JULY 31, 2005:

     Number
       of                                                                                      Notional                 Unrealized
   Contracts            Description                                                             Value                  Depreciation
   ---------            -----------                                                          -----------              --------------

       9          U.S. Treasury Note 2-Year Futures, September 05                            $ 1,858,359              $     (14,363)
       24         U.S. Treasury Note 5-Year Futures, September 05                              2,572,875                    (49,176)
       11         U.S. Treasury Note 10-Year Futures, September 05                             1,220,828                    (31,649)
       15         U.S. Treasury Bond Futures, September 05                                     1,729,688                    (47,844)


FOOTNOTES AND ABBREVIATIONS:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional - sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Total Return Fund's (the "Fund") net assets are calculated, such securities may be valued at fair value. As of July 31, 2005, the Fund held no fair valued securities.

(b) The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book-entry transfer to the account of the Fund's custodian. If the seller is unable to make timely repurchase, the Fund's expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral or proceeds by the Fund may be delayed.

(c) The Fund has the right to terminate the repurchase agreement at any point prior to the maturity date, and therefore the repurchase agreement is deemed to be liquid. Additionally, throughout the term of the repurchase agreement, the interest rate fluctuates. The interest rate shown reflects the rate in effect on 7/31/05.

(d) At July 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $29,449,871. Net unrealized depreciation of investments was approximately $104,507, of which $24,197 is related to appreciated securities and $128,704 is related to depreciated securities.

+ Variable rate security. The interest rate shown reflects the rate in effect at 7/31/2005.

/\       Security is subject to delayed delivery.

#        Zero coupon bond until 8/1/2006, then 13.50% thereafter.

* All or a portion of this portfolio is segregated for securities sold, not yet purchased, futures, swaps and TBA's.

FHLMC    Federal Home Loan Mortgage Corporation

FNMA     Federal National Mortgage Association

GNMA     Government National Mortgage Association

PAC      Planned Amortization Class

TBA      To Be Announced

                                                                                                             DRAKE LOW DURATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SCHEDULE OF INVESTMENTS
                                                                                                               7/31/2005 (UNAUDITED)

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                   VALUE (a)
                                                                                             -----------              --------------
ASSET-BACKED SECURITIES - 87.93%
AUTOMOBILES - 31.76%
AmeriCredit Automobile Receivables Trust, Series 2001-B, Class A4,
   5.37%, 6/12/2008                                                                          $   922,213              $     922,933
Capital One Auto Finance Trust:
   Series 2001-A, Class A4, 5.40%, 5/15/2008                                                     610,690                    611,834
   Series 2005-A, Class A1, 3.12%, 4/15/2006                                                     216,350                    216,215
Ford Credit Auto Owner Trust, Series 2002-C, Class A4, 3.79%, 9/15/2006                          599,309                    599,403
Honda Auto Receivables Trust:
   Series 2002-2, Class A4, 4.49%, 9/17/2007                                                   1,272,260                  1,273,453
   Series 2005-1, Class A1, 2.69%, 1/23/2006                                                     316,856                    316,608
Household Automotive Trust, Series 2001-1, Class A4, 5.57%, 11/19/2007                           300,746                    300,934
Long Beach Acceptance Auto Trust, Series 2003-B, Class A3, 1.58%,
   9/15/2007                                                                                     668,400                    666,625
Nissan Auto Receivables, Series 2002-B, Class A4, 4.60%, 9/17/2007                               401,524                    401,963
Onyx Acceptance Owner Trust, Series 2003-B, Class A3, 1.77%, 5/15/2007                           435,962                    434,736
Triad Auto Receivables Owner Trust, Series 2004-A, Class A2, 1.40%,
   9/12/2007                                                                                     534,233                    532,397
WFS Financial Owner Trust:
   Series 2001-C, Class A4, 5.18%, 3/20/2009                                                   1,003,282                  1,005,163
   Series 2002-4, Class A3B, 3.45%, 8/20/2007                                                    382,469                    382,409
   Series 2003-1, Class A3, 2.03%, 8/20/2007                                                     388,404                    387,676
   Series 2004-1, Class A2, 1.51%, 7/20/2007                                                     737,285                    735,212
                                                                                                                      --------------
                                                                                                                          8,787,561
                                                                                                                      --------------
CREDIT CARDS - 27.24%
American Express Credit Account Master Trust:
   Series 2000-5, Class A, 3.53%, 4/15/2008 +                                                  1,025,000                  1,025,160
   Series 2000-5, Class B, 3.77%, 4/15/2008 +                                                    250,000                    250,039
Bank One Issuance Trust:
   Series 2003-C2, Class C2, 4.53%, 12/15/2010 +                                                 362,000                    368,901
   Series 2004-C1, Class C1, 3.89%, 11/15/2011 +                                                 100,000                    100,281
Chase Credit Card Owner Trust:
   Series 2002-6, Class A, 3.45%, 1/15/2008 +                                                    530,000                    530,083
   Series 2004-1, Class C, 3.86%, 5/15/2009 +                                                    350,000                    350,383
   Series 2003-6, Class C, 4.19%, 2/15/2011 +                                                    125,000                    126,504
Citibank Credit Card Issuance Trust, Series 2002-C3, Class C3, 4.55%,
   12/15/2009 +                                                                                  480,000                    487,875
Fleet Credit Card Master Trust II, Series 2000-C, Class A,  7.02%,  2/15/2008                  1,300,000                  1,301,422
GE Capital Credit Card Master Note Trust, Series 2004-1, Class C,
   3.94%, 6/15/2010 +                                                                            400,000                    401,062
Household Affinity Credit Card Trust, Series 2003-2, Class C,
   4.74%, 2/15/2008 +                                                                            450,000                    452,250
MBNA Credit Card Master Note Trust:
   Series 2003-C1, Class C1, 5.09%, 6/15/2012 +                                                  215,000                    227,213
   Series 2001-A1, Class A1, 6.90%, 1/15/2008                                                    775,000                    775,848
   Series 2002-C5, Class C5, 4.05%, 1/15/2008                                                    118,000                    118,000
   Series 2003-C3, Class C3, 4.74%, 10/15/2010 +                                                 100,000                    100,797
Sears Credit Account Master Trust II, Series 2000-2, Class A, 6.75%,
   9/16/2009                                                                                     918,000                    921,012
                                                                                                                      --------------
                                                                                                                          7,536,830
                                                                                                                      --------------


                                                                                                             DRAKE LOW DURATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                                               7/31/2005 (UNAUDITED)

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                   VALUE (a)
                                                                                             -----------              --------------
HOME EQUITY - 25.87%
Ace Securities Corp., Series 2004-OPT1, Class A2A, 3.57%, 4/25/2034 +                        $    69,273              $      69,273
Argent Securities Inc., 2003-W10, Class A2A, 3.71%, 1/25/2034                                  1,248,918                  1,249,113
Asset Backed Securities Corp.:
   Series 2003-HE1, Class A2, 3.89%, 1/15/2033 +                                                 808,686                    809,066
   Series 2004-HE1, Class A3, 3.79%, 1/15/2034 +                                                 191,914                    192,064
Banc America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/2033                            426,795                    432,243
CWABS Inc., Series 1999-3, Class AF6, 7.96%, 10/25/2030 +                                        469,772                    470,139
Contimortgage Home Equity Loan Trust:
   Series 1997-2, Class A9, 7.09%, 4/15/2028                                                     283,751                    284,150
   Series 1998-1, Class A9, 3.75%, 4/15/2029 +                                                   447,600                    447,670
Equity One ABS Inc., Series 2000-1, Class A5, 8.02%, 2/25/2032                                   134,436                    136,053
Household Mortgage Loan Trust, Series 2003-HC2, Class A2, 3.76%,
   6/20/2033 +                                                                                   219,183                    219,497
Long Beach Mortgage Loan Trust, Series 2004-3, Class A2, 3.58%, 7/25/2034                         14,914                     14,916
Morgan Stanley Dean Witter Capital I, Series 2003-NC2, Class A3,
   3.89%, 2/25/2033 +                                                                            819,662                    819,919
Option One Mortgage Loan Trust, Series 2003-1, Class A2, 3.88%,
   2/25/2033 +                                                                                   118,573                    118,939
Residential Asset Mortgage Products, Series 2000-RS4, Class AII,
   3.74%, 12/25/2032 +                                                                           231,573                    231,681
Residential Asset Securities Mortgage Pass-through, Series 2004-KS4,
   Class 2B1, 3.56%, 11/25/2024 +                                                                 54,429                     54,429
Saxon Asset Securities Trust, Series 2003-1, Class AV2, 3.78%, 6/25/2033 +                       779,462                    779,584
Structured Asset Securities Corp., Series 1998-2, Class A, 3.98%,
   2/25/2028 +                                                                                   830,661                    830,661
                                                                                                                      --------------
                                                                                                                          7,159,397
                                                                                                                      --------------
RESIDENTIAL PROPERTIES - 3.06%
Amortizing Residential Collateral Trust, Series 2001-BC6, Class A, 3.81%,
   10/25/2031 +                                                                                  176,566                    176,787
First Franklin Mortgage Loan Trust, Series 2005-FF1, Class A2A,
   3.58%, 12/25/2034 +                                                                           226,179                    226,143
Residential Accredited Loans Inc., Series 2004-QS5, Class A5, 4.75%,
   4/25/2034                                                                                     444,155                    442,894
                                                                                                                      --------------
                                                                                                                            845,824
                                                                                                                      --------------
TOTAL ASSET-BACKED SECURITIES - (COST $24,353,768)                                                                       24,329,612
                                                                                                                      --------------

CORPORATE BONDS & NOTES - 8.76%
CHEMICALS - 0.87%
Lyondell Chemical Co., Series A, 9.625%, 5/1/2007                                                225,000                    241,312
                                                                                                                      --------------
COMMERCIAL SERVICES - 0.72%
Brickman Group Ltd., 11.75%, 12/15/2009                                                          175,000                    200,375
                                                                                                                      --------------
DISTRIBUTION/WHOLESALE - 0.95%
Ingram Micro Inc., 9.875%, 8/15/2008                                                             250,000                    262,969
                                                                                                                      --------------
ENTERTAINMENT/LEISURE - 0.98%
MGM Mirage, Inc., 9.75%, 6/1/2007                                                                250,000                    270,938
                                                                                                                      --------------
FINANCE - MORTGAGE LOAN/BANKER - 3.62%
Residential Cap Corp., 4.835%, 6/29/2007 144A                                                  1,000,000                  1,001,582
                                                                                                                      --------------
HEALTHCARE - PHYSICAL THERAPY/REHABILITATION CENTERS - 0.92%
HealthSouth Corp., 7.375%, 10/1/2006                                                             250,000                    255,000
                                                                                                                      --------------



                                                                                                             DRAKE LOW DURATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                                               7/31/2005 (UNAUDITED)

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                   VALUE (a)
                                                                                             -----------              --------------
OIL & GAS - 0.70%
The Premcor Refining Group, Inc., 9.25%, 2/1/2010                                            $   175,000              $     193,375
                                                                                                                      --------------
TOTAL CORPORATE BONDS & NOTES - (COST $2,416,001)                                                                         2,425,551
                                                                                                                      --------------

FOREIGN BONDS & NOTES - 1.47%
BERMUDA - 0.43%
TELECOMMUNICATION - 0.43%
Intelsat Ltd. (Bermuda), 5.25%, 11/01/2008                                                       125,000                    119,062
                                                                                                                      --------------
CANADA - 0.49%
INDUSTRIAL - 0.49%
Algoma Steel Inc. (Canada), 11.00%, 12/31/2009                                                   125,000                    134,688
                                                                                                                      --------------
NORWAY - 0.55%
OIL & GAS - 0.55%
Petroleum Geo Services (Norway), 8.00%, 11/5/2006                                                150,000                    153,375
                                                                                                                      --------------
TOTAL FOREIGN BONDS & NOTES - (COST $403,544)                                                                               407,125
                                                                                                                      --------------
SHORT-TERM INVESTMENTS - 7.78%
State Street Euro Dollar Time Deposit, 2.6%, 8/1/2005                                          2,152,000                  2,152,000
                                                                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS - (COST $2,152,000)                                                                          2,152,000
                                                                                                                      --------------
TOTAL INVESTMENTS - 105.94% - (COST $29,325,313) (b),*                                                                   29,314,288
OTHER ASSETS AND LIABILITIES (NET) - (5.94%)                                                                             (1,644,325)
                                                                                                                      --------------
NET ASSETS - 100.00%                                                                                                  $  27,669,963
                                                                                                                      ==============


                                                                                                             DRAKE LOW DURATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                                               7/31/2005 (UNAUDITED)

OPEN LONG FUTURES CONTRACTS AS OF JULY 31, 2005:

     Number
       of                                                                                     Notional                  Unrealized
   Contracts            Description                                                             Value                  Depreciation
   ---------            -----------                                                          -----------              --------------
       67        U.S. Treasury Note 2-Year Futures, September 05                             $13,834,453              $     (66,236)


FOOTNOTES AND ABBREVIATIONS:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional - sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Low Duration Fund's (the "Fund") net assets are calculated, such securities may be valued at fair value. As of July 31, 2005, the Fund held no fair valued securities.

(b) At July 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $29,325,313. Net unrealized depreciation of investments was approximately $11,025, of which $20,856 is related to appreciated securities and $31,881 is related to depreciated securities.

*        All or a portion of this portfolio is segregated for futures.

144A Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

+ Variable rate security. The interest rate shown reflects the rate in effect at 7/31/2005.

ITEM  2.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

         (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  The Drake Funds Trust

By:      /s/ Steven J. Luttrell
         -----------------------------
         Steven J. Luttrell
         President and Principal Executive Officer

Date:    September 27, 2005


By:      /s/ Stacey L. Feller
         -----------------------------
         Stacey L. Feller
         Treasurer and Principal Financial Officer

Date:    September 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Steven J. Luttrell
         -----------------------------
         Steven J. Luttrell
         President and Principal Executive Officer

Date:    September 27, 2005


By:      /s/ Stacey L. Feller
         -----------------------------
         Stacey L. Feller
         Treasurer and Principal Financial Officer

Date:    September 27, 2005